Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 30, 2012		Sep. 30, 2012		Jul. 01, 2012		Apr. 01, 2012		Jan. 01, 2012		Oct. 02, 2011		Jul. 03, 2011		Apr. 03, 2011		Dec. 30, 2012		Jan. 01, 2012		Jan. 02, 2011
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	$ 17,558		$ 17,052		$ 16,475		$ 16,139		$ 16,255		$ 16,005		$ 16,597		$ 16,173		$ 67,224		$ 65,030		$ 61,587
Gross profit	11,555		11,455		11,332		11,224		10,917		10,933		11,425		11,395		45,566		44,670		42,795
Earnings before provision for taxes on income	3,100		3,595		2,035		5,045		318		4,111		3,422		4,510		13,775	[1]	12,361	[2]	16,947	[3]
Net earnings	2,567	[4]	2,968	[5]	1,408	[6]	3,910	[7]	218	[8]	3,202	[9]	2,776	[10]	3,476	[11]	10,853		9,672		13,334
Basic	$ 0.93		$ 1.08		$ 0.51		$ 1.43		$ 0.08		$ 1.17		$ 1.01		$ 1.27		$ 3.94		$ 3.54		$ 4.85
Diluted	$ 0.91		$ 1.05		$ 0.50		$ 1.41		$ 0.08		$ 1.15		$ 1.00		$ 1.25		$ 3.86		$ 3.49		$ 4.78
Consumer [Member]
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	3,652		3,581		3,619		3,595		3,668		3,740		3,793		3,682
Pharmaceutical [Member]
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	6,525		6,402		6,291		6,133		6,094		5,982		6,233		6,059
Medical Devices and Diagnostics [Member]
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	$ 7,381		$ 7,069		$ 6,565		$ 6,411		$ 6,493		$ 6,283		$ 6,571		$ 6,432

[1]	Includes $1,218 million of net litigation expense, which includes product liability, comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.
[2]	Includes $3,310 million of net litigation expense, which includes product liability, comprised of $1,741 million and $1,569 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $656 million of net restructuring expense, comprised of $676 million expense in the Medical Devices and Diagnostics segment and a gain of $20 million in the Pharmaceutical segment. The Medical Devices and Diagnostics segment also includes $521 million expense for the cost associated with the DePuy ASR™ Hip program.
[3]	Includes $397 million of net litigation gain, which includes product liability expense, comprised of $447 million expense in the Pharmaceutical segment and a gain of $844 million in the Medical Devices and Diagnostics segment. The Medical Devices and Diagnostics segment also includes $280 million expense for the cost associated with the DePuy ASR™ Hip program.
[4]	The fourth quarter of 2012 includes after-tax charges of $371 million from net litigation, including product liability, $306 million associated with the acquisition of Synthes, Inc., $73 million associated with the DePuy ASR™ Hip program and $59 million from impairment of in-process research and development.
[5]	The third quarter of 2012 includes after-tax charges of $135 million associated with the acquisition of Synthes, Inc., $340 million from impairment of in-process research and development, $70 million associated with litigation, including product liability, and $24 million associated with the DePuy ASR™ Hip program.
[6]	The second quarter of 2012 includes after-tax charges of $717 million for asset write-downs, $611 million from net litigation, $564 million associated with the acquisition of Synthes, Inc. and $344 million from impairment of in-process research and development.
[7]	The first quarter of 2012 includes an after-tax gain of $106 million from currency and costs associated with the acquisition of Synthes, Inc.
[8]	The fourth quarter of 2011 includes after-tax charges of $2,239 million from net litigation, including product liability, $336 million for the cost associated with the DePuy ASR™ Hip program and $338 million associated with an adjustment to the value of the currency option and deal costs related to the acquisition of Synthes, Inc.
[9]	The third quarter of 2011 includes a $241 million after-tax charge associated with an adjustment to the value of the currency option and deal costs related to the acquisition of Synthes, Inc.
[10]	The second quarter of 2011 includes after-tax charges of $549 million for restructuring, $325 million from litigation, including product liability, and the DePuy ASR™ Hip program, partially offset by a $102 million after-tax gain associated with an adjustment to the value of the currency option related to the acquisition of Synthes, Inc.
[11]	The first quarter of 2011 includes an after-tax charge of $271 million from net litigation, including product liability, and the DePuy ASR™ Hip program.